4. COMMON STOCK AND WARRANTS	27 Months Ended
Sep. 30, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
4.	COMMON STOCK AND WARRANTS	4.	COMMON STOCK AND WARRANTS

a) Common Stock:		a) Common Stock:

In July 2013, the Company issued 100,000 common shares pursuant to a mining lease agreement at a deemed value, based on the most recent sale of common shares, of $0.10 per share. The Company accounted for $10,000 as mineral properties.		In January 2007, the Company sold 100,000 common shares at $0.01 per share for proceeds of $1,000.

In October 2013, the Company issued 200,000 common shares for services at a deemed value, based on the most recent sale of common shares, of $0.10 per share, 100,000 of which are earned and accrued for in common stock payable.
In May 2007, the Company sold 100,000 common shares at $0.01 per share for proceeds of $1,000.

In June 2007, the Company sold 300,000 common shares at $0.01 per share for proceeds of $3,000.

In June 2007, the Company issued 350,000 common shares valued at $0.01 per share.

In December 2007, the Company sold 100,000 common shares at $0.01 per share for proceeds of $1,000.

In December 2007, the Company issued 300,000 common shares valued at $0.01 per share.

In October 2011, the Company sold 100,000 common shares at $0.02 per share for proceeds of $2,000.

In November 2011, the Company sold 1,400,000 common shares at $0.02 per share for proceeds of $28,000.

In December 2011, the Company sold 100,000 common shares at $0.02 per share for proceeds of $2,000.

In March 2012, the Company sold 150,000 common shares at $0.10 per share for proceeds of $15,000.

In April 2012, the Company sold 1,100,000 common shares at $0.10 per share for proceeds of $110,000.

In May 2012, the Company sold 350,000 common shares at $0.10 per share for proceeds of $35,000.

In January 2012, the Company issued 560,000 common shares for services at $0.02 per share.

In January 2012, the Company issued 500,000 common shares pursuant to a related party mining lease agreement at $0.02 per share. The Company accounted for $10,000 as unproved property.

In February 2012, the Company issued 176,000 common shares for services at $0.05 per share.

In February 2012, the Company issued 100,000 common shares pursuant to a related party mining lease agreement at $0.02 per share. The Company accounted for $2,000 as unproved property.

In June 2012, the Company issued 200,000 common shares for services at $0.10 per share.

In July 2012, the Company issued 300,000 common shares pursuant to a related party mining lease agreement valued at $0.10 per share. The Company accounted for $30,000 as unproved property.

In February 2013, the Company issued 50,000 common shares pursuant to a related party mining lease agreement valued at $0.10 per share. The Company accounted for $5,000 as unproved property.

b) Warrants		b) Warrants

	Number	Weighted Average Exercise Price		Number	Weighted Average Exercise Price
Outstanding at June 30, 2012	1,600,000	$0.25	Outstanding at June 30, 2012	1,600,000	$0.25
Issued	1,325,000	0.25	Issued	1,325,000	0.25
Exercised	-	-	Exercised	-	-
Expired	-	-	Expired	-	-
Outstanding at June 30, 2013	2,925,000	$0.25	Outstanding at June 30, 2013	2,925,000	$0.25
Issued	-	-	Issued	-	-
Exercised	-	-	Exercised	-	-
Expired	-	-	Expired	-	-
Outstanding at September 30, 2013	2,925,000	$0.25	Outstanding at June 30, 2013	2,925,000	$0.25

The warrants that are issued and outstanding as at September 30, 2013 are as follows:	The warrants that are issued and outstanding as at June 30, 2013 are as follows:

Number of Warrants	Exercise Price	Expiration Date	Number of Warrants	Exercise Price	Expiration Date
2,925,000	$ 0.25	March 1, 2015	2,925,000	$ 0.25	March 1, 2015